STEVE M. CALLAWAY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3804

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

June 30, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	Post-Effective Amendment No. 4
Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-113070

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and the Statement of Additional Information (“SAI”) being used in connection with the offering of the “ProtectiveValues Advantage Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 4 for Protective Variable Annuity Separate Account as filed with the Commission on June 28, 2005 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Steve M. Callaway
Steve M. Callaway
Senior Associate Counsel